Contributed surplus (Schedule of Options Outstanding) (Details)	Dec. 31, 2018 CAD ($) shares Years	Dec. 31, 2017 CAD ($) shares	Dec. 31, 2016 CAD ($) shares
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Options outstanding, Number | shares	1,474,477	1,498,052	1,961,791
Options outstanding, Weighted average exercise price | $	$ 4.12	$ 2.26	$ 2.23
Options outstanding, Weighted average remaining contractual life (years) | Years	2.98
Options exercisable, Number | shares	860,753
Options exercisable, Weighted average exercise price | $	$ 2.33
Options exercisable, Weighted average remaining contractual life (years) | Years	2.11
Exercise price range 1.98 - 2.29 [Member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Options outstanding, Number | shares	285,939
Options outstanding, Weighted average exercise price | $	$ 2.08
Options outstanding, Weighted average remaining contractual life (years) | Years	2.16
Options exercisable, Number | shares	285,939
Options exercisable, Weighted average exercise price | $	$ 2.08
Options exercisable, Weighted average remaining contractual life (years) | Years	2.16
Exercise price range 2.30 - 2.38 [Member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Options outstanding, Number | shares	259,377
Options outstanding, Weighted average exercise price | $	$ 2.37
Options outstanding, Weighted average remaining contractual life (years) | Years	1.48
Options exercisable, Number | shares	259,377
Options exercisable, Weighted average exercise price | $	$ 2.37
Options exercisable, Weighted average remaining contractual life (years) | Years	1.48
Exercise price range 2.39 - 3.01 [Member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Options outstanding, Number | shares	310,125
Options outstanding, Weighted average exercise price | $	$ 2.5
Options outstanding, Weighted average remaining contractual life (years) | Years	2.63
Options exercisable, Number | shares	310,125
Options exercisable, Weighted average exercise price | $	$ 2.5
Options exercisable, Weighted average remaining contractual life (years) | Years	2.63
Exercise price range 3.02 - 6.72 [Member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Options outstanding, Number | shares	400,625
Options outstanding, Weighted average exercise price | $	$ 6.36
Options outstanding, Weighted average remaining contractual life (years) | Years	4.17
Options exercisable, Number | shares	5,312
Options exercisable, Weighted average exercise price | $	$ 3.2
Options exercisable, Weighted average remaining contractual life (years) | Years	0.25
Exercise price range 6.73 - 7.39 [Member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Options outstanding, Number | shares	218,411
Options outstanding, Weighted average exercise price | $	$ 7.09
Options outstanding, Weighted average remaining contractual life (years) | Years	4.17
Options exercisable, Number | shares
Options exercisable, Weighted average exercise price | $
Options exercisable, Weighted average remaining contractual life (years) | Years